Cover	Nov. 16, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity File Number	001-39500
Entity Registrant Name	Creatd, Inc.
Entity Central Index Key	0001357671
Entity Tax Identification Number	87-0645394
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2050 Center Avenue
Entity Address, Address Line Two	Suite 640
Entity Address, City or Town	Fort Lee
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07024
City Area Code	(201)
Local Phone Number	258-3770
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001
Title of 12(b) Security	Common Stock, par value $0.001
Trading Symbol	CRTD
Security Exchange Name	NASDAQ
Common Stock Purchase Warrants
Title of 12(b) Security	Common Stock Purchase Warrants
Trading Symbol	CRTDW
Security Exchange Name	NASDAQ